UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22033

MFS SERIES TRUST XIV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
May 31, 2019
MFS®  Institutional
Money Market Portfolio

Portfolio of Investments
5/31/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Certificates of Deposit – 4.9%
Major Banks – 3.6%
Bank of Montreal/Chicago Branch, 2.57%, due 7/09/2019	$100,000,000	$ 100,015,977
Toronto-Dominion Bank, 2.52%, due 6/25/2019	93,800,000	93,804,454
		$ 193,820,431
Other Banks & Diversified Financials – 1.3%
Mizuho Bank Ltd./New York Branch, 2.57%, due 7/22/2019	$ 70,000,000	$ 70,009,437
Total Certificates of Deposit		$ 263,829,868
Commercial Paper (y) – 60.5%
Automotive – 3.2%
American Honda Finance Corp., 2.524%, due 6/21/2019	$ 15,000,000	$ 14,978,615
American Honda Finance Corp., 2.447%, due 7/09/2019	60,000,000	59,840,360
American Honda Finance Corp., 2.519%, due 7/23/2019	71,750,000	71,489,617
American Honda Finance Corp., 2.53%, due 7/26/2019	25,000,000	24,904,061
		$ 171,212,653
Business Services – 4.2%
Cisco Systems, Inc., 2.501%, due 6/04/2019 (t)	$ 28,000,000	$ 27,992,490
Cisco Systems, Inc., 2.427%, due 6/11/2019 (t)	100,000,000	99,926,514
Cisco Systems, Inc., 2.414%, due 6/27/2019 (t)	50,000,000	49,909,700
Cisco Systems, Inc., 2.431%, due 8/06/2019 (t)	47,250,000	47,034,993
		$ 224,863,697
Computer Software - Systems – 2.3%
Apple, Inc., 2.382%, due 6/12/2019 (t)	$ 75,000,000	$ 74,939,600
Apple, Inc., 2.387%, due 7/11/2019 (t)	50,000,000	49,861,625
		$ 124,801,225
Conglomerates – 4.1%
Siemens Capital Co. LLC, 2.433%, due 6/17/2019 (t)	$ 89,900,000	$ 89,798,070
Siemens Capital Co. LLC, 2.454%, due 6/24/2019 (t)	93,300,000	93,149,103
Siemens Capital Co. LLC, 2.504%, due 6/26/2019 (t)	39,000,000	38,931,640
		$ 221,878,813
Consumer Products – 2.3%
Colgate-Palmolive Co., 2.4%, due 6/03/2019 (t)	$100,000,000	$ 99,980,208
Colgate-Palmolive Co., 2.381%, due 6/04/2019 (t)	24,000,000	23,993,656
		$ 123,973,864
Energy - Integrated – 7.0%
Chevron Corp., 2.392%, due 6/13/2019 (t)	$ 44,600,000	$ 44,561,234
Chevron Corp., 2.373%, due 6/18/2019 (t)	108,400,000	108,269,270
Exxon Mobil Corp., 2.361%, due 6/04/2019	107,500,000	107,471,381
Exxon Mobil Corp., 2.422%, due 6/12/2019	50,000,000	49,959,900
Exxon Mobil Corp., 2.382%, due 6/13/2019	13,300,000	13,288,440
Exxon Mobil Corp., 2.493%, due 6/17/2019	25,000,000	24,971,537
Exxon Mobil Corp., 2.493%, due 6/18/2019	32,200,000	32,161,167
		$ 380,682,929
Food & Beverages – 4.9%
Coca-Cola Co., 2.527%, due 7/09/2019 (t)	$ 25,000,000	$ 24,933,483
Coca-Cola Co., 2.552%, due 8/06/2019 (t)	50,000,000	49,769,966
Coca-Cola Co., 2.433%, due 8/16/2019 (t)	75,000,000	74,602,808
Coca-Cola Co., 2.499%, due 1/14/2020 (t)	50,000,000	49,215,617
Nestle Capital Corp., 2.446%, due 7/08/2019 (t)	42,000,000	41,892,935
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Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Food & Beverages – continued
PepsiCo, Inc., 2.386%, due 7/08/2019 (t)	$ 25,000,000	$ 24,936,139
		$ 265,350,948
Major Banks – 13.5%
Bank of Montreal/Chicago Branch, 2.456%, due 6/06/2019	$ 73,075,000	$ 73,045,746
Canadian Imperial Bank of Commerce, 2.39%, due 7/01/2019 (t)	75,000,000	74,845,000
J.P. Morgan Securities, LLC, 2.541%, due 9/27/2019	104,000,000	103,137,461
J.P. Morgan Securities, LLC, 2.535%, due 10/21/2019	21,830,000	21,611,655
J.P. Morgan Securities, LLC, 2.56%, due 11/12/2019	100,000,000	98,840,417
Sumitomo Mitsui Banking Corp., 2.434%, due 6/24/2019 (t)	10,000,000	9,984,067
Sumitomo Mitsui Banking Corp., 2.507%, due 7/11/2019 (t)	112,000,000	111,693,739
Sumitomo Mitsui Banking Corp., 2.468%, due 7/19/2019 (t)	50,000,000	49,836,054
Sumitomo Mitsui Banking Corp., 2.513%, due 8/15/2019 (t)	50,000,000	49,744,028
Toronto-Dominion Bank, 2.46%, due 6/03/2019 (t)	46,900,000	46,890,561
Toronto-Dominion Bank, 2.494%, due 6/24/2019 (t)	74,000,000	73,879,528
Toronto-Dominion Bank, 2.44%, due 7/01/2019 (t)	13,000,000	12,972,574
		$ 726,480,830
Other Banks & Diversified Financials – 6.9%
Mizuho Bank Ltd./New York Branch, 2.487%, due 6/14/2019 (t)	$ 41,470,000	$ 41,430,440
Mizuho Bank Ltd./New York Branch, 2.554%, due 7/23/2019 (t)	104,000,000	103,622,122
National Bank of Canada, 2.464%, due 8/23/2019 (t)	150,000,000	149,129,201
National Bank of Canada, 2.465%, due 8/28/2019 (t)	76,225,000	75,755,772
		$ 369,937,535
Pharmaceuticals – 8.0%
Merck & Co., Inc., 2.412%, due 6/12/2019 (t)	$ 38,100,000	$ 38,069,317
Merck & Co., Inc., 2.383%, due 6/17/2019 (t)	50,000,000	49,942,837
Novartis Finance Corp., 2.39%, due 6/03/2019 (t)	10,000,000	9,997,996
Novartis Finance Corp., 2.391%, due 6/05/2019 (t)	10,000,000	9,996,657
Novartis Finance Corp., 2.404%, due 6/10/2019 (t)	63,000,000	62,957,755
Novartis Finance Corp., 2.452%, due 6/13/2019 (t)	26,835,000	26,811,568
Novartis Finance Corp., 2.433%, due 6/18/2019 (t)	54,400,000	54,334,122
Novartis Finance Corp., 2.424%, due 6/24/2019 (t)	30,000,000	29,951,340
Sanofi, 2.502%, due 6/14/2019 (t)	55,500,000	55,447,790
Sanofi, 2.495%, due 6/28/2019 (t)	95,580,000	95,399,428
		$ 432,908,810
Retailers – 4.1%
Wal-Mart Stores, Inc., 2.432%, due 6/10/2019 (t)	$ 50,000,000	$ 49,966,472
Wal-Mart Stores, Inc., 2.432%, due 6/11/2019 (t)	46,100,000	46,065,982
Wal-Mart Stores, Inc., 2.403%, due 6/21/2019 (t)	45,000,000	44,936,370
Wal-Mart Stores, Inc., 2.454%, due 6/24/2019 (t)	80,000,000	79,870,614
		$ 220,839,438
Total Commercial Paper		$ 3,262,930,742
U.S. Government Agencies and Equivalents (y) – 33.4%
Fannie Mae, 2.395%, due 7/01/2019	$ 34,943,000	$ 34,879,404
Federal Farm Credit Bank, 2.419%, due 6/19/2019	26,200,000	26,172,752
Federal Farm Credit Bank, 2.42%, due 6/25/2019	26,300,000	26,262,391
Federal Home Loan Bank, 2.427%, due 6/03/2019	51,000,000	51,000,000
Federal Home Loan Bank, 2.428%, due 6/05/2019	115,459,000	115,443,990
Federal Home Loan Bank, 2.476%, due 6/07/2019	115,400,000	115,369,996
Federal Home Loan Bank, 2.441%, due 6/12/2019	1,235,000	1,234,278
Federal Home Loan Bank, 2.399%, due 6/27/2019	171,700,000	171,432,148
Federal Home Loan Bank, 2.487%, due 7/10/2019	35,556,000	35,470,488
U.S. Treasury Bill, 2.422%, due 6/04/2019	217,850,000	217,836,323
U.S. Treasury Bill, 2.281%, due 6/13/2019	100,000,000	99,937,049
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Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – continued
U.S. Treasury Bill, 2.422%, due 7/02/2019	$163,000,000	$ 162,697,669
U.S. Treasury Bill, 2.412%, due 7/05/2019	239,000,000	238,510,315
U.S. Treasury Bill, 2.351%, due 7/16/2019	150,000,000	149,588,813
U.S. Treasury Bill, 2.428%, due 8/08/2019	357,800,000	356,299,476
Total U.S. Government Agencies and Equivalents		$ 1,802,135,092
Repurchase Agreements – 1.5%
J.P. Morgan Chase & Co. Repurchase Agreement, 2.48%, dated 5/31/2019, due 6/03/2019, total to be received $81,100,528 (secured by U.S. Treasury obligations valued at $82,722,969 in an individually traded account)	$ 81,084,000	$ 81,084,000

Other Assets, Less Liabilities – (0.3)%		(13,986,150)
Net Assets – 100.0%		$ 5,395,993,552
(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.
3

Supplemental Information
5/31/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments. These investments are generally valued at fair value based on information from third-party pricing services.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$5,409,979,702	$—	$5,409,979,702
For further information regarding security characteristics, see the Portfolio of Investments.
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ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). Attached hereto as EX-99.CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XIV

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: July 17, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: July 17, 2019

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2019

*	Print name and title of each signing officer under his or her signature.